INVENTORY (Tables)	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Disclosure of inventories

US$ MILLIONS	2023	2022
Natural gas inventory	$92	$193
Raw materials and other	420	338
Total	$512	$531